Legal Contingencies (Details) In Millions, unless otherwise specified				3 Months Ended		6 Months Ended
	Sep. 28, 2012 Meritor [Member] USD ($)	Aug. 19, 2011 Meritor [Member] USD ($)	Jun. 09, 2011 Meritor [Member] USD ($)	Dec. 31, 2010 Raysul [Member] USD ($)	Dec. 31, 2010 Raysul [Member] BRL	Jun. 30, 2013 Raysul [Member] USD ($)	Jun. 30, 2013 Raysul [Member] BRL
Loss Contingencies [Line Items]
Loss Contingency Accrual						$ 32	71
Loss Contingency Accrual, Provision				27	60	5	11
Meritor Judgment motion denial zero damages and no injuctive relief			0
Final judgment of Eaton's liability by US district court in Meritor lawsuit		0
Court of Appeals, Third District, judgment reversal in favor of Meritor	$ 0